Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Growth & Income Portfolio
March 31, 2025
VIPGI-NPRT1-0525
1.799851.121
Common Stocks - 95.6%
	Shares	Value ($)
BELGIUM - 0.8%
Health Care - 0.8%
Pharmaceuticals - 0.8%
UCB SA	114,300	20,114,694
CANADA - 1.7%
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Imperial Oil Ltd (a)	455,100	32,874,219
South Bow Corp	74,200	1,895,412
		34,769,631
Financials - 0.3%
Capital Markets - 0.3%
Brookfield Corp Class A (United States)	127,145	6,663,669
TOTAL CANADA		41,433,300
DENMARK - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Novo Nordisk A/S Class B ADR	68,600	4,763,584
FRANCE - 0.8%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Kering SA	1,900	395,277
Consumer Staples - 0.3%
Beverages - 0.3%
Pernod Ricard SA	70,100	6,917,429
Remy Cointreau SA	9,428	439,790
		7,357,219
Industrials - 0.5%
Aerospace & Defense - 0.5%
Airbus SE	60,200	10,600,358
TOTAL FRANCE		18,352,854
GERMANY - 1.5%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Puma SE	72,402	1,766,049
Information Technology - 1.5%
Software - 1.5%
SAP SE ADR (a)	130,100	34,924,044
TOTAL GERMANY		36,690,093
INDIA - 0.1%
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd/Gandhinagar ADR	25,400	1,687,576
ITALY - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Davide Campari-Milano NV (a)	531,700	3,125,301
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advantest Corp	30,200	1,346,210
NETHERLANDS - 1.0%
Communication Services - 0.5%
Entertainment - 0.5%
Universal Music Group NV	436,900	12,064,121
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Koninklijke Philips NV depository receipt	163,514	4,153,256
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV depository receipt	2,900	1,921,627
BE Semiconductor Industries NV	48,500	4,993,627
		6,915,254
TOTAL NETHERLANDS		23,132,631
PORTUGAL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Galp Energia SGPS SA	101,100	1,774,254
SPAIN - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (b)(c)	217,300	7,724,746
SWITZERLAND - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Galderma Group AG	6,730	711,796
TAIWAN - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	80,800	13,412,800
UNITED KINGDOM - 1.2%
Consumer Staples - 0.5%
Beverages - 0.3%
Diageo PLC ADR	66,200	6,937,098
Tobacco - 0.2%
British American Tobacco PLC ADR	119,500	4,943,715
TOTAL CONSUMER STAPLES		11,880,813

Financials - 0.2%
Capital Markets - 0.2%
3i Group PLC	107,200	5,040,611
Industrials - 0.5%
Professional Services - 0.5%
RELX PLC	220,320	11,066,826
TOTAL UNITED KINGDOM		27,988,250
UNITED STATES - 86.4%
Communication Services - 3.8%
Diversified Telecommunication Services - 0.1%
Verizon Communications Inc	108,180	4,907,045
Entertainment - 0.6%
Walt Disney Co/The	102,600	10,126,620
Warner Music Group Corp Class A	98,600	3,091,110
		13,217,730
Interactive Media & Services - 1.7%
Alphabet Inc Class A	93,700	14,489,768
Alphabet Inc Class C	77,600	12,123,448
Meta Platforms Inc Class A	25,200	14,524,272
		41,137,488
Media - 1.4%
Comcast Corp Class A	892,062	32,917,088
TOTAL COMMUNICATION SERVICES		92,179,351

Consumer Discretionary - 2.0%
Hotels, Restaurants & Leisure - 0.8%
Booking Holdings Inc	345	1,589,384
Churchill Downs Inc	14,500	1,610,515
Domino's Pizza Inc	6,800	3,124,260
Marriott International Inc/MD Class A1	27,800	6,621,960
Starbucks Corp	68,500	6,719,165
		19,665,284
Household Durables - 0.4%
Somnigroup International Inc	102,400	6,131,712
Whirlpool Corp (a)	26,600	2,397,458
		8,529,170
Specialty Retail - 0.7%
Lowe's Cos Inc	77,117	17,985,998
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc Class B	42,500	2,697,900
TOTAL CONSUMER DISCRETIONARY		48,878,352

Consumer Staples - 4.4%
Beverages - 1.8%
Coca-Cola Co/The	344,153	24,648,238
Keurig Dr Pepper Inc	532,700	18,228,994
PepsiCo Inc	2,900	434,826
		43,312,058
Consumer Staples Distribution & Retail - 0.8%
Sysco Corp	93,500	7,016,240
Target Corp	55,900	5,833,724
Walmart Inc	69,600	6,110,184
		18,960,148
Food Products - 0.1%
Lamb Weston Holdings Inc	22,700	1,209,910
Household Products - 0.2%
Colgate-Palmolive Co	16,100	1,508,570
Procter & Gamble Co/The	15,200	2,590,384
Reynolds Consumer Products Inc	20,200	481,972
		4,580,926
Personal Care Products - 1.0%
Estee Lauder Cos Inc/The Class A	89,000	5,874,000
Kenvue Inc	790,467	18,955,399
		24,829,399
Tobacco - 0.5%
Philip Morris International Inc	81,700	12,968,241
TOTAL CONSUMER STAPLES		105,860,682

Energy - 8.6%
Oil, Gas & Consumable Fuels - 8.6%
Enterprise Products Partners LP	40,400	1,379,256
Exxon Mobil Corp	1,255,503	149,316,972
Shell PLC ADR	774,600	56,762,688
		207,458,916
Financials - 19.5%
Banks - 13.2%
Bank of America Corp	1,617,812	67,511,295
JPMorgan Chase & Co	106,032	26,009,650
M&T Bank Corp	77,900	13,924,625
PNC Financial Services Group Inc/The	160,872	28,276,471
Truist Financial Corp	65,800	2,707,670
US Bancorp	532,998	22,503,176
Wells Fargo & Co	2,173,579	156,041,236
		316,974,123
Capital Markets - 2.0%
Charles Schwab Corp/The	51,300	4,015,764
Intercontinental Exchange Inc	3,200	552,000
KKR & Co Inc Class A	136,393	15,768,395
Moody's Corp	5,400	2,514,726
Morgan Stanley	9,283	1,083,048
MSCI Inc	400	226,199
Northern Trust Corp	191,245	18,866,319
Raymond James Financial Inc	30,150	4,188,137
		47,214,588
Financial Services - 2.9%
Apollo Global Management Inc	9,200	1,259,848
Global Payments Inc	44,500	4,357,440
Mastercard Inc Class A	16,000	8,769,920
Visa Inc Class A (g)	159,576	55,925,005
		70,312,213
Insurance - 1.4%
American Financial Group Inc/OH	6,900	906,246
Arthur J Gallagher & Co	27,600	9,528,624
Chubb Ltd	25,400	7,670,546
Marsh & McLennan Cos Inc	40,542	9,893,464
The Travelers Companies, Inc.	18,600	4,918,956
		32,917,836
TOTAL FINANCIALS		467,418,760

Health Care - 11.4%
Biotechnology - 0.0%
Gilead Sciences Inc	18,000	2,016,900
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	38,500	5,107,025
Becton Dickinson & Co	31,715	7,264,638
Boston Scientific Corp (d)(g)	342,263	34,527,491
		46,899,154
Health Care Providers & Services - 4.7%
Cardinal Health Inc	73,800	10,167,426
Cigna Group/The	83,190	27,369,510
Humana Inc	35,500	9,393,300
McKesson Corp	26,688	17,960,757
UnitedHealth Group Inc	90,200	47,242,251
		112,133,244
Life Sciences Tools & Services - 0.6%
Danaher Corp	61,500	12,607,500
Thermo Fisher Scientific Inc	5,600	2,786,560
		15,394,060
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co	159,600	9,734,004
Eli Lilly & Co (g)	20,200	16,683,382
GSK PLC ADR	564,435	21,866,212
Haleon PLC ADR (a)	1,725,394	17,754,304
Johnson & Johnson	106,956	17,737,583
Merck & Co Inc	112,500	10,098,000
Royalty Pharma PLC Class A	122,600	3,816,538
Zoetis Inc Class A	3,500	576,275
		98,266,298
TOTAL HEALTH CARE		274,709,656

Industrials - 15.5%
Aerospace & Defense - 8.0%
Boeing Co (d)	259,610	44,276,486
GE Aerospace (g)	608,031	121,697,405
General Dynamics Corp	36,700	10,003,686
Howmet Aerospace Inc	25,700	3,334,061
Huntington Ingalls Industries Inc	42,800	8,732,912
RTX Corp	10,800	1,430,567
Textron Inc	39,400	2,846,650
		192,321,767
Air Freight & Logistics - 1.2%
United Parcel Service Inc Class B	258,572	28,440,334
Building Products - 0.0%
A O Smith Corp	2,600	169,935
Commercial Services & Supplies - 0.8%
GFL Environmental Inc Subordinate Voting Shares	359,300	17,355,160
Veralto Corp	18,966	1,848,237
		19,203,397
Electrical Equipment - 2.5%
AMETEK Inc	7,300	1,256,622
GE Vernova Inc	185,907	56,753,689
Rockwell Automation Inc	5,100	1,317,738
		59,328,049
Ground Transportation - 0.3%
Knight-Swift Transportation Holdings Inc	150,038	6,525,153
Machinery - 1.7%
Allison Transmission Holdings Inc	79,700	7,624,899
Cummins Inc	14,000	4,388,160
Deere & Co	11,700	5,491,395
Donaldson Co Inc (a)	188,300	12,627,398
Nordson Corp	34,100	6,878,652
Otis Worldwide Corp	22,643	2,336,758
Stanley Black & Decker Inc	15,900	1,222,392
		40,569,654
Trading Companies & Distributors - 1.0%
Watsco Inc	42,592	21,649,514
Wesco International Inc	18,800	2,919,640
		24,569,154
TOTAL INDUSTRIALS		371,127,443

Information Technology - 16.8%
Electronic Equipment, Instruments & Components - 0.1%
CDW Corp/DE	14,400	2,307,744
IT Services - 0.2%
Amdocs Ltd	52,700	4,822,050
Semiconductors & Semiconductor Equipment - 6.2%
Analog Devices Inc	23,300	4,698,911
Applied Materials Inc	40,000	5,804,800
Broadcom Inc	154,500	25,867,935
Lam Research Corp	95,000	6,906,500
Marvell Technology Inc	315,900	19,449,963
Microchip Technology Inc	13,500	653,535
Micron Technology Inc	62,700	5,448,003
NVIDIA Corp	721,250	78,169,075
Teradyne Inc	25,100	2,073,260
		149,071,982
Software - 7.5%
Intuit Inc	19,000	11,665,810
Microsoft Corp	425,218	159,622,585
Oracle Corp	62,100	8,682,201
		179,970,596
Technology Hardware, Storage & Peripherals - 2.8%
Apple Inc	300,912	66,841,583
TOTAL INFORMATION TECHNOLOGY		403,013,955

Materials - 0.3%
Chemicals - 0.3%
Air Products and Chemicals Inc	14,400	4,246,848
PPG Industries Inc	14,400	1,574,640
Sherwin-Williams Co/The	3,600	1,257,083
		7,078,571
Real Estate - 1.5%
Industrial REITs - 0.1%
Terreno Realty Corp	20,200	1,277,044
Residential REITs - 0.2%
Sun Communities Inc	33,000	4,245,120
Specialized REITs - 1.2%
American Tower Corp	73,700	16,037,120
Crown Castle Inc	126,300	13,164,249
Public Storage Operating Co	700	209,503
		29,410,872
TOTAL REAL ESTATE		34,933,036

Utilities - 2.6%
Electric Utilities - 2.5%
Constellation Energy Corp	6,733	1,357,575
Duke Energy Corp	46,100	5,622,817
Edison International	51,000	3,004,920
Entergy Corp	65,800	5,625,242
Eversource Energy	70,600	4,384,966
Exelon Corp	37,000	1,704,960
FirstEnergy Corp	28,700	1,160,054
NextEra Energy Inc	12,100	857,769
PG&E Corp	60,000	1,030,800
Southern Co/The	372,900	34,288,155
		59,037,258
Multi-Utilities - 0.1%
Sempra	55,400	3,953,344
TOTAL UTILITIES		62,990,602

TOTAL UNITED STATES		2,075,649,324
ZAMBIA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
First Quantum Minerals Ltd (d)	1,322,600	17,784,170
TOTAL COMMON STOCKS (Cost $1,261,500,986)		2,295,691,583

Convertible Preferred Stocks - 1.0%
	Shares	Value ($)
UNITED STATES - 1.0%
Industrials - 1.0%
Aerospace & Defense - 1.0%
Boeing Co Series A, 6% (Cost $21,615,450)	414,200	24,450,226

Money Market Funds - 4.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	74,619,136	74,634,060
Fidelity Securities Lending Cash Central Fund (e)(f)	4.32	33,181,869	33,185,187
TOTAL MONEY MARKET FUNDS (Cost $107,819,247)			107,819,247

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $1,390,935,683)	2,427,961,056
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(26,190,862)
NET ASSETS - 100.0%	2,401,770,194

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Boston Scientific Corp	Chicago Board Options Exchange	518	5,225,584	105.00	04/17/25	(50,505)
Eli Lilly & Co	Chicago Board Options Exchange	34	2,808,094	1,000.00	05/16/25	(21,505)
GE Aerospace	Chicago Board Options Exchange	317	6,344,755	230.00	05/16/25	(45,014)
GE Aerospace	Chicago Board Options Exchange	315	6,304,725	230.00	06/20/25	(93,398)
Visa Inc Class A	Chicago Board Options Exchange	154	5,397,084	375.00	06/20/25	(88,550)

						(298,972)
TOTAL WRITTEN OPTIONS						(298,972)

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $7,724,746 or 0.3% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,724,746 or 0.3% of net assets.

(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $26,080,242.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	68,568,224	60,141,115	54,075,279	663,780	-	-	74,634,060	74,619,136	0.1%
Fidelity Securities Lending Cash Central Fund	2,407,261	57,262,483	26,484,557	4,300	-	-	33,185,187	33,181,869	0.1%
Total	70,975,485	117,403,598	80,559,836	668,080	-	-	107,819,247

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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